John Hancock Funds II
Supplement dated September 29, 2014 to the current Class R6 Prospectus

John Hancock Retirement Living through 2010 Portfolio
John Hancock Retirement Living through 2015 Portfolio
John Hancock Retirement Living through 2020 Portfolio
John Hancock Retirement Living through 2025 Portfolio
John Hancock Retirement Living through 2030 Portfolio
John Hancock Retirement Living through 2035 Portfolio
John Hancock Retirement Living through 2040 Portfolio
John Hancock Retirement Living through 2045 Portfolio
John Hancock Retirement Living through 2050 Portfolio
John Hancock Retirement Living through 2055 Portfolio (the "funds")

Effective September 29, 2014, the Annual fund operating expenses table and the Expense example table for each of the funds are revised and restated as follows:

Retirement Living through 2010 Portfolio - Class R6

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.06
Other expenses [1]	0.91
Acquired fund fees and expenses [2]	0.74
Total annual fund operating expenses [3]	1.71
Contractual expense reimbursement [4,5]	-1.14
Total annual fund operating expenses after expense reimbursements	0.57
[1] "Other expenses" have been restated to reflect current transfer agency and service fees.

[2] "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[3] The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4] The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class R6 shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares.  "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses ("acquired fund fees"), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5] The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.26% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	58
3 years	427
5 years	821
10 years	1,924

Retirement Living through 2015 Portfolio - Class R6

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.06
Other expenses [1]	0.60
Acquired fund fees and expenses [2]	0.74
Total annual fund operating expenses [3]	1.40
Contractual expense reimbursement [4,5]	-0.81
Total annual fund operating expenses after expense reimbursements	0.59
[1] "Other expenses" have been restated to reflect current transfer agency and service fees.

[2] "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[3] The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4] The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class R6 shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares.  "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses ("acquired fund fees"), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5] The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.24% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	60
3 years	363
5 years	688
10 years	1,610

Retirement Living through 2020 Portfolio - Class R6

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.06
Other expenses [1]	0.41
Acquired fund fees and expenses [2]	0.75
Total annual fund operating expenses [3]	1.22
Contractual expense reimbursement [4,5]	-0.61
Total annual fund operating expenses after expense reimbursements	0.61
[1] "Other expenses" have been restated to reflect current transfer agency and service fees.

[2] "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[3] The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4] The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class R6 shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares.  "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses ("acquired fund fees"), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5] The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.22% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	62
3 years	327
5 years	612
10 years	1,423

Retirement Living through 2025 Portfolio - Class R6

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.06
Other expenses [1]	0.38
Acquired fund fees and expenses [2]	0.75
Total annual fund operating expenses [3]	1.19
Contractual expense reimbursement [4,5]	-0.56
Total annual fund operating expenses after expense reimbursements	0.63
[1] "Other expenses" have been restated to reflect current transfer agency and service fees.

[2] "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[3] The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4] The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class R6 shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares.  "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses ("acquired fund fees"), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5] The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	64
3 years	322
5 years	600
10 years	1,393

Retirement Living through 2030 Portfolio - Class R6

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.06
Other expenses [1]	0.43
Acquired fund fees and expenses [2]	0.75
Total annual fund operating expenses [3]	1.24
Contractual expense reimbursement [4,5]	-0.61
Total annual fund operating expenses after expense reimbursements	0.63
[1] "Other expenses" have been restated to reflect current transfer agency and service fees.

[2] "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[3] The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4] The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class R6 shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares.  "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses ("acquired fund fees"), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5] The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	64
3 years	333
5 Years	622
10 years	1,446

Retirement Living through 2035 Portfolio - Class R6

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.06
Other expenses [1]	0.65
Acquired fund fees and expenses [2]	0.75
Total annual fund operating expenses [3]	1.46
Contractual expense reimbursement [4,5]	-0.82
Total annual fund operating expenses after expense reimbursements	0.64
[1] "Other expenses" have been restated to reflect current transfer agency and service fees.

[2] "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[3] The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4] The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class R6 shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares.  "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses ("acquired fund fees"), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5] The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	65
3 years	381
5 years	719
10 years	1,676

Retirement Living through 2040 Portfolio - Class R6

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.06
Other expenses [1]	1.07
Acquired fund fees and expenses [2]	0.75
Total annual fund operating expenses [3]	1.88
Contractual expense reimbursement [4,5]	-1.24
Total annual fund operating expenses after expense reimbursements	0.64
[1] "Other expenses" have been restated to reflect current transfer agency and service fees.

[2] "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[3] The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4] The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class R6 shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares.  "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses ("acquired fund fees"), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5] The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	65
3 years	470
5 years	901
10 years	2,100

Retirement Living through 2045 Portfolio - Class R6

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.06
Other expenses [1]	1.17
Acquired fund fees and expenses [2]	0.75
Total annual fund operating expenses [3]	1.98
Contractual expense reimbursement [4,5]	-1.34
Total annual fund operating expenses after expense reimbursements	0.64
[1] "Other expenses" have been restated to reflect current transfer agency and service fees.

[2] "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[3] The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4] The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class R6 shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares.  "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses ("acquired fund fees"), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5] The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	65
3 years	491
5 years	943
10 years	2,198

Retirement Living through 2050 Portfolio - Class R6

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.06
Other expenses	8.24
Acquired fund fees and expenses [1]	0.76
Total annual fund operating expenses [2]	9.06
Contractual expense reimbursement [3,4,5]	-8.39
Total annual fund operating expenses after expense reimbursements	0.67
[1] "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[2] The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[3] The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund."Other expenses" means all of the expenses of the fund, excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees, printing and postage, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[4] The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class R6 shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares.  "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses ("acquired fund fees"), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5] The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	68
3 years	1,883
5 years	3,553
10 years	7,170

Retirement Living through 2055 Portfolio - Class R6

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.06
Other expenses	8.24
Acquired fund fees and expenses [1]	0.76
Total annual fund operating expenses [2]	9.06
Contractual expense reimbursement [3,4]	-8.39
Total annual fund operating expenses after expense reimbursements	0.67
[1] "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[2] The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[3] The advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which certain fund-level expenses of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. In addition, the advisor has contractually agreed to limit class-specific expenses of Class R6 shares to 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares. The current expense limitation agreements expire on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[4] The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	68
3 years	1,883